Epiphany FFV Fund
Investment Objective
The Epiphany FFV Fund seeks long-term growth of capital.
Fees and Expenses of the Fund

These tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Epiphany Funds. More information about these and other discounts is available from your financial professional and in the "Investing with Epiphany" section on page 22 and in the "Sales Charges" section of the Fund's Statement of Additional Information.

Shareholder fees (paid directly from your investment)
Shareholder Fees - Epiphany FFV Fund - USD ($)	Epiphany FFV Fund Class A shares	Epiphany FFV Fund Class I shares
Maximum Sales Charge (Load) Imposed on Purchases (as a % of the offering price)	5.00%	none
Maximum Deferred Sales Charge (Load) (as a % of the lower of the offering price at purchase or the net asset value at the time of redemption)	none	none
Maximum Sales Charge (Load) on Reinvested Dividends	none	none
Redemption Fee (as a % of the amount redeemed, if within 60 days of purchase)	2.00%	2.00%
Fee for Redemptions Paid by Wire Transfer	$ 10	$ 10

Annual Fund Operating Expenses (expenses deducted from Fund assets)
Annual Fund Operating Expenses - Epiphany FFV Fund		Epiphany FFV Fund Class A shares	Epiphany FFV Fund Class I shares
Management Fees		0.75%	0.75%
Distribution (12b-1) Fees		0.25%	none
Other Expenses		0.68%	0.68%
Total Annual Fund Operating Expenses		1.68%	1.43%
Fee Waiver and/or Expense Reimbursement	[1]	(0.18%)	(0.18%)
Total Annual Fund Operating Expenses (after Fee Waiver and Expense Reimbursement)		1.50%	1.25%
[1]	The FFV Fund's Adviser has contractually agreed to waive fees and/or reimburse expenses, but only to the extent necessary to limit Total Annual Operating Expenses, excluding brokerage fees and commissions; borrowing costs, such as interest and dividends on securities sold short; taxes; indirect expenses incurred by the underlying funds in which the Fund invests, and extraordinary expenses to 1.50% of the average daily net assets for Class A shares and 1.25% of the average daily net assets of Class I shares for the period through May 31, 2018. The Board of Trustees may terminate the fee waiver and expense reimbursement agreement upon 60 days' notice to shareholders. The waiver or reimbursement of an expense by the Adviser is subject to repayment by the Fund within three years following the date of the waiver or reimbursement, provided that the Fund is able to make the repayment without exceeding the lesser of the above expense limitation or any expense limitation in effect at the time of reimbursement and such reimbursement has been approved by the Board.

Example

This Example is intended to help you compare the cost of investing in the FFV Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, reinvest dividends and distributions, and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are as described in the Fees and Expenses table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - Epiphany FFV Fund - USD ($)	- 1 Year -	- 3 Years -	- 5 Years -	- 10 Years -
Epiphany FFV Fund Class A shares	645	986	1,351	2,373
Epiphany FFV Fund Class I shares	127	435	765	1,698

Portfolio Turnover

The FFV Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund portfolio turnover rate was 63%.

Principal Investment Strategy

The Epiphany FFV Fund seeks to achieve its objective by investing in the equity securities of companies that pass the FFV Scorecard® a proprietary screening methodology developed by Trinity Fiduciary Partners, LLC (the "Adviser" or “Trinity”). Normally, the Adviser selects from a group of equity securities with market capitalizations above $10 billion, although they may also invest in companies of any size, including what are commonly referred to as small-cap and mid-cap companies (generally those companies with market capitalizations between $300 million and $2 billion and between $2 billion and $5 billion, respectively). The FFV Scorecard® is then applied to the eligible securities. Application of the FFV Scorecard® is based on information known by the Adviser and information provided by third parties that compile and publish such data. The screening criteria of FFV Scorecard® is based on the principals of Biblically Responsible Investing and the moral and social justice teachings of the Catholic Church as outlined by the U.S. Conference of Catholic Bishops Socially Responsible Investment Guidelines. The criteria are reviewed from time to time by Trinity’s Advisory Board.

According to the FFV Scorecard®, companies will generally be excluded that are known to:

•	Directly participate in abortion;
•	Manufacture contraceptives;
•	Produce pornographic media content;
•	Engage in scientific research on human fetuses or embryos;
•	Have recent material fines or legal judgments relating to employee discrimination or human rights abuses, employee health or safety or environmental violations;
•	Manufacture nuclear weapons, biological or chemical weapons, indiscriminate weapons of mass destruction or anti-personnel landmines;
•	Use company assets to advocate for or against any of the issues listed above as well as other political issues that are not directly related to the company’s primary service or product.

Eligible companies are further evaluated and an assessment is made concerning their record on human rights, environment and corporate governance, both positive and negative. The FFV Scorecard® is designed to measure a company’s impact on people, communities and the market and is an integral part of the investment process.

Once it has been determined that a company is eligible for investment, the portfolio managers apply economic criteria to select up to 100 equity securities for the Fund's portfolio to correlate to the stock sectors of the Fund’s benchmark. Economic criteria used includes the company’s valuation, growth potential, dividend policy, and other economic factors. The portfolio holdings of eligible companies within each sector are weighted as equally as feasible at the time of purchase. The Adviser will rebalance the portfolio holdings from time to time as it deems appropriate. From time to time investments may no longer be considered eligible given changes in their economic outlook or their compliance with the FFV Scorecard. In such a case, the FFV Fund may sell a security when the portfolio managers determine that other eligible securities offer a more attractive investment opportunity. Whether to hold or sell a security in the Fund that no longer passes the FFV Scorecard® is at the discretion of the Adviser who may opt to hold the security based on the security's anticipated appreciation, as a means to effect change in the activities or policies of the company or as a means to defer or eliminate trading costs associated with the sale of the security. The Fund may hold cash in addition to the securities of companies, primarily as a means to pay redemption requests. Otherwise, the Fund intends to remain fully invested.  In addition to common stocks, the Fund may from time to time purchase other equities such as real estate investment trusts ("REITs"), shares of other investment companies and exchange traded funds ("ETFs"), mainly as an alternative to holding cash prior to investment. The underlying securities of these other equities will not be subject to the FFV Scorecard.

Principal Risks

As with all mutual funds, the FFV Fund may not achieve its investment objective. The FFV Fund’s return will vary and you could lose money. Because the securities the Fund holds fluctuate in price, the value of your investment in the Fund will go up and down. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the FDIC or other government agency.

The FFV Fund is subject to several risks, any of which could contribute to the loss of funds and some of these are listed below:

Security Risk. The value of the Fund may decrease in response to the activities and financial prospects of individual securities in the Fund’s portfolio.

Stock Market Risk. Stock prices can decline overall due to changes in the economic outlook, interest rates, and economic, political, or social events in the U.S. or abroad. All stocks are subject to these risks.

Investment Style Risk. The Adviser’s judgments about the attractiveness, value and potential appreciation of particular asset class or individual security in which the Fund invests may prove to be incorrect and there is no guarantee that the Adviser’s judgment will produce the desired results.

Issuer Risk. The performance of the Fund depends on the performance of individual companies in which the Fund invests. Any issuer may perform poorly, causing the value of its securities to decline. Poor performance may be caused by poor management decisions, competitive pressures, disruptions in supply, labor problems or shortages, corporate restructurings, fraudulent disclosures or other factors. Issuers may, at their own discretion, decide to reduce or eliminate dividends, which may also cause their stock prices to decline.

Moral Investing Risk. The Adviser invests in equity securities only if they meet both the Fund’s investment and moral requirements, and as such, the return may be lower than if the Adviser made decisions based solely on investment considerations.

ETF and Other Investment Company Risk. The Fund may invest in ETFs and other investment companies ("Underlying Funds"). As a result, your cost of investing in the Fund may be higher than the cost of investing directly in Underlying Fund shares and may be higher than other mutual funds that invest directly in equities. You will indirectly bear fees and expenses charged by the Underlying Funds in addition to the Fund’s direct fees and expenses.

Mid-Cap and Small-Cap Risk. Stocks of mid-cap and small-cap companies are more risky than stocks of larger companies. Many of these companies are young and have a limited track record. Their securities may trade less frequently and in more limited volume than those of more mature companies. Mid-cap and small-cap companies also may lack the managerial, financial or other resources necessary to implement their business plans or succeed in the face of competition. These risks are higher for small-cap companies.

REIT Risk. The Fund may invest in REITs. Investing in REITs involves certain unique risks in addition to those risks associated with investing in the real estate industry in general. Equity REITs may be affected by changes in the value of the underlying property owned by the REITs, while mortgage REITs may be affected by the quality of any credit extended.

Performance

The bar chart and accompanying table shown below provide an indication of the risks of investing in the Epiphany FFV Fund by showing the performance of its Class A shares (formerly Class N) for each full calendar year since the Fund’s inception, and by showing how the Fund’s average annual returns compare over time with those of a broad measure of market performance. How the Fund performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future.

Epiphany FFV Fund Class A Annual Total Returns (as of December 31) (sales loads are not reflected in the bar chart; if these amounts were reflected, returns would be less than those shown)

During the period shown in the bar chart, the highest return for a quarter was 11.75% (quarter ended March 31, 2012) and the lowest return for a quarter was -22.41% (quarter ended December 31, 2008).

Prior to May 31, 2017, the Fund’s Class I shares were called Class C shares, and the fee structure was different. Those shares sold before May 31, 2017 were subject to a contingent deferred sales load, which is not reflected in returns set forth in the table below. If the contingent deferred sales load was included, the returns would be less than those shown.

Average Annual Total Returns (for the periods ended December 31, 2016)
Average Annual Total Returns - Epiphany FFV Fund	1 Year	5 Years	Since Inception	Inception Date
Epiphany FFV Fund Class A shares	3.33%	10.14%	4.59%	Jan. 08, 2007
Epiphany FFV Fund Class A shares | After Taxes on Distributions	2.80%	8.34%	3.55%	Jan. 08, 2007
Epiphany FFV Fund Class A shares | After Taxes on Distributions and Sales	2.16%	7.66%	3.36%	Jan. 08, 2007
Epiphany FFV Fund Class I shares	8.00%	10.33%	5.81%	Mar. 19, 2008
S&P 500 (reflects no deduction for fees, expenses or taxes)	11.96%	14.65%	6.99%	Jan. 08, 2007
S&P 500 Index (reflects no deduction for fees, expenses or taxes)	11.96%	14.65%	7.97%	Mar. 19, 2008

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown above. After-tax returns do not apply to investors who hold shares in a tax-deferred account, such as an individual retirement account or a 401(k) plan. After tax returns are only shown for Class A shares and after tax returns for Class I shares will vary.

Updated performance information is available by calling 1-800-320-2185.